Business Combinations	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Business Combinations
14.
Business Combinations

During the year ended December 31, 2021, the Company completed the acquisition of International Card Services (“ICS”) with the goal of furthering the expansion of the US Acquiring segment in the United States as well as obtaining new merchants. The Company also completed the acquisitions of Orbis Ventures S.A.C. (“PagoEfectivo”), and ViaFintech with the goal of furthering the expansion of alternative payment methods in the Latin America and German markets as well as creating additional revenue opportunities for the Digital Commerce segment.

These acquisitions were accounted for as business combinations and the operating results have been included in the Company’s consolidated financial statements since the date of the acquisition. These acquisitions were not considered material business combinations individually.

The following table summarizes the aggregate purchase price and fair value of the assets and liabilities acquired on acquisitions during the year ended December 31, 2021 as described above which are considered material business combinations in the aggregate. As of the date of the issuance of these financials, the determination of the final purchase price allocation to specific assets acquired and liabilities assumed is based on provisional amounts. The estimate of the purchase price allocations may change in future periods as the fair value estimates of assets and liabilities (including, but not limited to, goodwill, and intangibles) and the valuation of the related tax assets and liabilities are finalized.

Cash consideration	$285,166
Contingent and deferred consideration payable (1)	25,781
Other adjustments for working capital	(1,656)
Total purchase price	309,291
Cash and cash equivalents	21,646
Prepaid expenses and other current assets	460
Trade and other receivables (2)	3,596
Deferred tax assets	74
Property, plant and equipment	216
Intangible assets (3)	129,036
Other assets - non-current	337
Trade and other payables	(24,101)
Deferred tax liability	(38,093)
Net liabilities acquired	93,171
Goodwill (4)	$216,120

(1)
Payable in cash subject to the future financial performance of the acquisitions. Represents the maximum amount of possible payments recognized as of the acquisition date. See Note 17, Fair Value Measurements for further details on our fair value methodology with respect to the contingent and deferred consideration payable.
(2)
Gross contractual amounts receivable are equal to their book value where appropriate.
(3)
Intangible assets are primarily comprised of customer relationships, brands, and computer software.
(4)
Goodwill was primarily attributed to the expected synergies between the acquired businesses and the Company, the value of the employee workforce, new customer acquisitions and intangible assets that do not qualify for separate recognition at the time of acquisition. The goodwill is not deductible for income tax purposes. See Note 21, Operating Segments for the reporting segments to which acquired Goodwill was assigned.

The aggregate revenues and net earnings of the acquired businesses during 2021 of $24,848 and $5,180 respectively, are included in the Consolidated Statements of Comprehensive Loss from the date of acquisition.

The unaudited pro forma consolidated revenues and net loss for the Company for the year ended December 31, 2021 and 2020 were as follow, had these acquisitions occurred on January 1, 2020. These pro forma results are presented for informational purposes only and are not indicative of future operations or results that would have been achieved had the acquisitions been completed as of January 1, 2020.

	Year Ended December 31,
	2021	2020
Revenue	$1,514,581	$1,449,217
Net loss (1)	(117,765)	(142,420)

(1)
The pro forma net loss for 2021 was adjusted to exclude the acquisition-related costs and include additional amortization and interest expense that would have been charged assuming the intangible assets and associated debt had been recorded as of January 1, 2020. The pro forma net loss for 2020 was adjusted to include the acquisition-related costs and additional amortization and interest expense that would have been charged assuming the intangible assets and debt had been recorded as of January 1, 2020.

The Company incurred acquisition-related costs associated with these acquisitions of approximately $2,647, which are recorded in "Restructuring and Other Costs" on the Consolidated Statements of Comprehensive Loss for the year ended December 31, 2021.

Openbucks

In August 2020, the Company completed the acquisition of Openbucks with the goal of accelerating the expansion of the Digital Commerce in the United States as well as benefit from certain partnerships with retailers. The total expected purchase price at the time of acquisition, including earnouts was $13,262, comprised of cash consideration of $9,760 and an additional contingent earnout to be paid in future periods based on earnings targets. The operating results of the acquisition have been included in the Company's consolidated financial statements since the date of acquisition. This acquisition was not considered a material business combination. Refer to Note 12 for further information regarding changes in contingent consideration payable related to this acquisition.